Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2020
SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS
Sector Regulation And Electricity System Operations

4.    SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS

a)	Regulatory Framework

The Chilean electricity sector is regulated by the General Law of Electricity Services No. 20,018, contained in DFL No. 1 of 1982, of the Ministry of Mining, whose restated and coordinated text was established by DFL No. 4 of 2006 of the Ministry of Economy (“Electricity Law”) and its corresponding Regulations, contained in DS No. 327 of 1998.

The main authority on energy matters is the Ministry of Energy, which is responsible for proposing and conducting public policies on energy, strengthening coordination, and facilitating a comprehensive vision of the sector. It was created on February 1, 2010 as an autonomous body, after years of being part of the Ministry of Mining.

Within the Ministry of Energy is the regulatory body of the electricity sector (the National Energy Commission) and the oversight entity (the Superintendency of Electricity and Fuels). The Ministry also includes the Chilean Commission of Nuclear Energy (CChEN) and the Energy Sustainability Agency.

The National Energy Commission (CNE) has the authority to propose regulated rates, approve transmission expansion plans, and create instruction plans for the construction of new generation units. Meanwhile, the Superintendency of Electricity and Fuels (SEF) supervises and oversees compliance with laws, regulations, and technical standards for the generation, transmission and distribution of electricity, liquid fuels, and gas.

Additionally, the legislation considers a Panel of Experts, composed of expert professionals whose key job is to decide on any discrepancies produced in terms of the matters established in the Electricity Law and in the application of other laws on energy, through binding rulings.

The Law establishes a National Electric Coordinator, an independent body of public law, responsible for the operation and coordination of the Chilean electricity system, whose main objectives are: i) To preserve the security of the service, ii) To guarantee the economic operation of the electricity system's interconnected facilities, and iii) To guarantee free access to all transmission systems. Its main activities include coordinating the Electricity Market, authorizing connections, managing complementary services, implementing public information systems, monitoring competition and the payment chain, among others.

From a physical perspective, the Chilean electricity sector is divided into three main electricity systems: the National Electricity System (SEN) and two isolated medium-sized systems: Aysén and Magallanes. The SEN was created from the interconnection of the Central Interconnected System (SIC) and the Great North Interconnected System (SING) in November 2017. Until the interconnection, the SIC was the country's main system, extending longitudinally across 2,400 km, and linking Taltal, to the north, to Quellon on the Island of Chiloe, to the south. Meanwhile, the SING covered the north of Chile, from Arica to Coloso, covering a length of 700 km.

The Chilean electricity industry can be divided into three main activities: Generation, Transmission and Distribution. The electricity facilities associated with these three activities have the obligation to operate in an interconnected and coordinated manner, with the primary objective of providing electricity to the market at minimal cost and within the service quality and safety standards required by the electricity regulations.

Due to their essential nature, the Transmission and Distribution activities constitute natural monopolies, therefore their segments are regulated as such by the electricity regulations, requiring free access to the grids and definition of regulated rates.

In the electricity market, two products (Energy and Capacity) are traded and different services are provided. In particular, the National Electric Coordinator is responsible for making balances, determining the corresponding transfers between generators, and calculating the marginal time-specific cost, the price at which energy transfers are valued. On the other hand, the CNE determines the prices of Capacity.

Consumers are classified according to the size of their demand as regulated or free customers. Regulated customers are those with a connected capacity lower than 5,000 kW. However, customers with connected capacity between 500 kW and 5,000 kW may choose between the free or regulated rate system.

Integration and Concentration Limits

In Chile, there is legislation to defend free competition, which along with the specific regulations applicable to electricity, define the criteria to avoid certain levels of economic concentration and/or abusive market practices.

In principle, companies are allowed to participate in different activities (generation, distribution, commercialization) as long as there is adequate separation of these, both in accounting and corporate terms. Nevertheless, the transmission sector is where most restrictions are imposed, mainly due to its nature and the need to guarantee proper access to all agents. The Electricity Law defines the limits of participation for generation or distribution companies in the National Transmission segment, and prohibits the participation of the National Transmission companies in the generation and distribution segment.

a.1 Generation Segment

Generation companies must operate under the Coordinator's operations plan. However, each company can freely decide to sell its energy and capacity to regulated or unregulated customers. Any surplus or deficit between their sales to customers and production is sold to or bought from other generators at the spot market price.

A  generation company may have the following types of customers:

•

Free Customers, users with a connected capacity of more than 5,000 kW. (mainly industrial and mining companies), or customers with connected capacity between 500 and 5,000 kW that choose to be a free customer, for at least four years. These consumers can freely negotiate their electricity supply prices with suppliers.

•	Distribution Companies, which deliver supply to their regulated customers. Distribution companies buy energy from generation companies through a public bid process regulated by the CNE.
•

Other Generation Companies: The relationship between generation companies may exist either through bilateral contracts or transfers in the short-term or Spot Market. The latter correspond to energy and capacity transactions among generation companies coordinated by the National Electric Coordinator to achieve the cost-effective operation of the system; any surplus (deficit) in production with respect to their commercial commitments are transferred through sales (purchases) to other generators within the system, valuing energy at marginal cost and capacity at the corresponding regulated price established bi-annually by the authority.

In Chile, the capacity to be paid to each generator depends on a calculation performed centrally by the National Electric Coordinator each year, based on current regulations, in order to obtain the sufficiency capacity for each plant. This value depends primarily on the availability of the facilities themselves and the technology-specific generation resource.

Non-Conventional Renewable Energies

Law No. 20,257 of April 2008, promotes the use of Non-Conventional Renewable Energies (NCRE). The main aspect of this law is that it required generators, between 2010 and 2014, to ensure that at least 5% of their energy sold to customers came from renewable sources, progressively increasing by 0.5% between 2014 and 2024, to reach 10%. This Law was modified in 2013 by Law No. 20.698, entitled 20/25, which establishes that by the year 2025, 20% of the electricity matrix will be covered by NCRE, respecting the withdrawal plan provided by the previous law for contracts effective as of July 2013.

a.2 Transmission Segment

The transmission systems comprise lines and substations within an electricity system and which are not distribution facilities. These are divided into five segments: National Transmission, Transmission for Development Hubs, Zonal Transmission, Dedicated Transmission, and International Interconnected Systems.

The transmission facilities are subject to an open access system and may be used by any interested user under non-discriminatory conditions. The remuneration of the existing facilities in the National Transmission and Zonal Transmission segments is determined through a fee-setting process performed every four years. This process determines the Annual Value of Transmission, which includes efficient operating and maintenance costs and the annual value of investment, determined according to a discount rate (7% minimum after taxes) set by the authority every four years based on a study and the economic useful lives of the facilities.

The planning of the National Transmission and Zonal Transmission systems is a regulated and centralized process, where each year the National Electric Coordinator issues an expansion plan that is published by the CNE in a call for proposals. The Expansion Plan report can receive observations by participants and must be ultimately approved by the CNE.

The expansions of both systems is performed through open bids, distinguishing between new works and expansion works on existing facilities. In the case of new works, the execution is subject to bid and the winning bidder takes over ownership of the facility. In the case of the expansion works on existing facilities, the original owner of the facility is also the owner of its expansion, but the construction must be awarded by bid. Both types of bids are managed by the Coordinator.

The remuneration of new works corresponds to the resulting value of the bid, which constitutes income for the first 20 years of operation. Meanwhile, the remuneration of new works includes the resulting value of investment from the bid and the applicable operations and maintenance costs. In both cases, as of the 21st year, the remuneration of these transmission facilities is determined as if they were existing facilities.

Current regulations define that transmission is remunerated by the sum of rate revenue and the collection of charges for the use of the transmission systems. These charges are defined ($/kWh) by the CNE twice a year.

a.3 Distribution Segment

The distribution system corresponds to electric facilities aimed at supplying electricity to final customers, at a maximum voltage of 23 kV.

Distribution companies operate under a public service concessions system and are required to provide service to all customers and supply electricity to all customers subject to regulated rates (clients with connected capacity less than 5,000 kW, with the exception of customers between 500 and 5,000 kW who may opt for the free rate). Note that free-rate customers may negotiate their supply with any supplier, and must pay a regulated toll for using the distribution network.

Regarding the supply for users subject to price regulation, the law establishes that distribution companies must provide an ongoing energy supply, based on open, non-discriminatory and transparent public bids. These bid processes are designed by the CNE and carried out at least 5 years ahead of time, with a supply contract agreement of up to 20 years. In the case of unforeseen variations in demand, the authority has the power to carry out a short-term bid. There is also a regulated procedure to remunerate potential supply not under contract.

The fee-setting in this segment is performed every four years based on a cost study to determine the Added Value of Distribution (AVD). The AVD is determined according to an efficient model company scheme and the concept of typical area.

On December 21, 2019, the Ministry of Energy published Law No. 21,194 (Short Law) which reduces the Profitability of Distribution Companies and modifies the Electricity Distribution rate process.

To determine the AVD, the CNE classifies companies with similar distribution costs into groups known as “typical areas.” For each typical area, the CNE engages independent consultants to carry out a study to determine the costs associated with an efficient model company, considering fixed costs, average energy and capacity losses, and standard investment, maintenance, and operating costs related to distribution, including some restrictions faced by real distribution companies. The annual costs of investment are calculated considering the New Replacement Value (NRV) of the facilities adapted to demand, their useful life, and a rate of renewal, calculated every four years by the CNE, which must be an annual rate between 6% and 8% after taxes.

Subsequently, the rates are structured and the economic profitability rate after taxes is validated, which may not differ by more than two points higher or three points lower than the rate defined by the CNE.

Additionally, and along with the calculation of the AVD, every four years the CNE reviews the Related Services not consisting of energy supply which the Free Competition Defense Court qualifies as subject to rate regulation.

The Chilean distribution rate model is a consolidated model, with nine price-setting processes carried out since the General Law of Electricity Services was ratified in 1982.

b)  Regulatory Matters

Laws 2019 - 2020

(i)	Law No. 21,185 – Creates a Transitory Mechanism to Stabilize Electricity Prices for Customers Subject to Rate Regulation.

On November 2, 2019, the Ministry of Energy published Law No. 21.185, which creates a Transitory Mechanism to Stabilize Electricity Prices for Customers Subject to Rate Regulation. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) to be referred to as “Stabilized Price to Regulated Customers” (PEC). Between January 1, 2021 and until the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes referred to in article 158 of the Electricity Law, but may not be higher than the adjusted PEC according to the Consumer Price Index as of January 1, 2021, based on the same date (adjusted PEC). Any billing differences that arise will generate an account receivable in favor of the generators, up to a limit of MUS$ 1,350 until 2023. The balance must be recovered by December 31, 2027. The technical provisions on this mechanism are established in Exempt Resolution No. 72/2020, of the National Energy Commission, and its modifications.

(ii)	Law No. 21,194 - Reduces the Profitability of Distribution Companies and modifies the Electricity Distribution rate process

On December 21, 2019, the Ministry of Energy published Law No. 21,194, which reduces the Profitability of Distribution Companies and modifies the Electricity Distribution rate process. This Law eliminates the proportion of two-thirds for the AVD study performed by the CNE and one-third for the AVD study done by distribution companies, replacing it with a single study ordered by the CNE. On the other hand, it modifies the renewal rate for the calculation of annual investment costs from an annual real rate of 10% to a rate calculated by the CNE every four years, which shall be an annual rate that may be no less than 6% and no greater than 8% after taxes. The economic profitability rate after taxes for distribution companies must not differ by more than two points higher or three points lower than the rate defined by the CNE. Additionally, distribution companies must have an exclusive line of business as of January 2021.

(iii)	CNE Exempt Resolution No. 176 /2020 - Exclusive Line of Business

On June 9, 2020, Exempt Resolution No. 176 was published in the Official Gazette. This resolution determines the scope of the Exclusive Line of Business and Separate Accounting obligations, for the provision of public electricity distribution service in accordance with Law No.21,194.

According to this Resolution and its modifications, the distribution companies acting as public service concessions companies and operating in the National Electricity System must be constituted exclusively as distribution companies and may only perform economic activities aimed at providing public distribution services, in accordance with the requirements established by Law and current regulations. The requirements contained in said Resolution shall be applied starting January 1, 2021. Notwithstanding the above, those operations that by nature cannot be performed prior to this date must be reported and justified to the CNE, including a planning schedule and the compliance periods for the respective requirements, which under no circumstances may exceed January 1, 2022.

(iv)	Law No. 21,249 – Exceptional provision of the measures indicated for final users of water and sanitation, electricity, and gas services. Last modification to Law No. 21,301

On August 8, 2020, the Law on Utility Services was passed. This law considers extraordinary measures to support the most vulnerable customers, although Enel Distribución Chile had already been applying most of these measures. These measures include the suspension of the electricity supply disconnection due to default and the possibility of signing agreements to pay off electricity debt in installments, in both cases, for a group of vulnerable customers. The suspended disconnection benefit was for a duration of 90 days following publication of the Law, and debts accumulated by customers covered by this measure must be paid within a maximum of 12 installments from the end of the grace period.

On December 29, 2020, Law No. 21,301 was ratified and extended the terms defined in Law No. 21,249, establishing a benefit duration of 270 days following ratification of this new Law, as opposed to the initial 90 days. Likewise, the number of installments was modified to a maximum of 36, instead of the previously defined maximum of 12 installments.

(v)	Law No. 21,304 - Electricity Supply for Electro-Dependent Individuals

On January 21, 2021, the Law on Electro-Dependent Individuals was passed to address home healthcare patients whose health treatment requires them to be physically connected permanently or temporarily to a medical device that operates on electricity.

The law establishes that concessions companies must keep a record of electro-dependent individuals residing in their respective concessions zones, who have a certificate from their attending physician to accredit such condition, indicating the medical device they require for treatment and its characteristics.

On the other hand, concessions companies must implement any technical solutions to help mitigate the effects of interruptions to the electricity supply, and prioritize reestablishing service to the residence of electro-dependent individuals. Moreover, they must incorporate a mechanism between the home’s central connection system and the medical devices to measure the consumption, at the company’s expense, and this measurement must be discounted from the home's monthly total consumption.

This law will go into effect once the respective regulations have been issued, within six months from the publication of the law.

(vi)Electricity Portability Bill

On September 9, 2020, a bill was filed at the Chamber of Representatives for the purpose of modifying the General Law on Electricity Services in order to establish the right to electricity portability and introduce the figure of energy commercializer. This would uncouple all services that may be offered to the distribution company's final customers, so that the distribution company be dedicated exclusively to the operation of its grids. It considers a transition period to be defined in future decrees, so that regulated consumers in certain areas may gradually obtain the freedom to choose their commercializer. The main point of discussion of this bill is related to the gradual market liberalization and could affect existing regulated contracts.

CNE 2020 Regulatory Plan

By way of Exempt Resolution No. 776 of December 16, 2019, in accordance with the provisions of article 72-19 of the General Law on Electrical Services, the CNE published its Annual Work Plan for the creation and development of the technical regulations for 2020. The document defines the general guidelines and programming priorities of the CNE 2020 Regulatory Work Plan and the regulatory procedures pending from the 2019 Plan, which continued to be developed during 2020.

By way of Exempt Resolutions No. 231 and 313 of June 30, 2020 and August 19, 2020, respectively, Exempt Resolution No. 776 on the 2020 regulatory plan was modified.

CNE 2021 Regulatory Plan

By way of Exempt Resolution No. 471 of December 15, 2020, in accordance with the provisions of article 72-19 of the General Law on Electrical Services, the CNE published its Annual Work Plan for the creation and development of the technical regulations for 2021. The document defines the general guidelines and programming priorities of the CNE 2021 Regulatory Work Plan and the regulatory procedures pending from the 2020 Plan, which will begin or continue to be developed during 2021.

Regulations Published in 2019 - 2020

Regulations on Complementary Services. On March 27, 2019, the Ministry of Energy published Decree No. 113/2017, with the Regulations on Complementary Services as referred to in article No. 72-7 of the General Law of Electricity Services, with deferred application from January 1, 2020.

Regulations on the Coordination and Operation of the National Electricity System. On December 20, 2019, the Ministry of Energy published Decree No. 125/2017 with the Regulations on the Coordination and Operation of the National Electricity System.

Regulation Standard 4. On March 5, 2020, the Ministry of Energy published Decree No. 8/2019 with the Regulations on the Security of Electricity Consumption Facilities.

Regulations on the Valuation of Transmission. On June 13, 2020, the Ministry of Energy published Decree No. 10/2019 with the Regulations on the Rating, Valuation, Price-Setting, and Remuneration of Transmission Facilities.

Regulations on Net billing. On September 24, 2020, the Ministry of Energy published Decree No. 57/2019 with the Regulations on Distributed Generation for Self-Consumption.

Regulations on the Planning of Transmission. On October 30, 2020, Decree No. 37/2019 was refiled at the Office of the Comptroller General of the Republic. This decree approves the Regulations on Transmission Systems and the Planning of Transmission, which is still pending approval.

Modification to the Regulations on Sufficiency Capacity. On December 26, 2020, the Ministry of Energy published Decree No. 42 which modifies the Regulations on Capacity in force in Supreme Decree 62/2006. These Regulations incorporate the State of Strategic Reserve, which recognizes a proportion of the sufficiency capacity of plants that are withdrawn from the system within the framework of the decarbonization plan within 5 years from the date of announcement.

Additionally, it establishes a calculation methodology to recognize the sufficiency capacity for hydroelectric plants with storage capacity.

Expansion of Transmission

2017 Transmission Expansion Plan

In compliance with the process phases stipulated by law, the Ministry of Energy published Exempt Decree No. 293/2018 on November 8, 2018, which establishes the Expansion Works to the National and Zonal Transmission Systems to begin their bid process during the following twelve months (later modified by Exempt Decree No. 202/2019 of August 13, 2019).

On January 9, 2019, the Ministry of Energy published Exempt Decree No. 4/2019, which establishes the New Works on the National and Zonal Transmission Systems to begin their bid process during the following twelve months.

2018 Transmission Expansion Plan

In compliance with the process phases stipulated by law, the Ministry of Energy published Exempt Decree No. 231/2019 on September 24, 2019, which establishes the New Works on the National and Zonal Transmission Systems to begin their bid process or fringe studies, as applicable, during the following twelve months.

On August 10, 2019, the Ministry of Energy published Exempt Decree No. 198/2019, which establishes the Expansion Works to the National and Zonal Transmission Systems to begin their bid process during the following twelve months, corresponding to the 2018 expansion plan.

2019 Transmission Expansion Plan

In compliance with the process phases stipulated by law, the Ministry of Energy published Exempt Decree No. 185/2020 on October 2, 2020, which establishes the New Works on the National and Zonal Transmission Systems to begin their bid process or area studies, as applicable, during the following twelve months, according to the 2019 expansion plan.

On September 14, 2020, the Ministry of Energy published Exempt Decree No. 171/2020, which establishes the Expansion Works to the National and Zonal Transmission Systems to begin their bid process during the following twelve months, corresponding to the 2019 expansion plan.

2020 Transmission Expansion Plan

In accordance with article 91 of Law 20,936/2016, which establishes the Transmission Planning Procedure, the National Electric Coordinator sent the expansion proposal for the different transmission segments to the CNE on January 22, 2020. Subsequently, the CNE issued a call to submit proposals for Transmission Expansion projects by April 22, 2020, although this deadline was extended to May 27, 2020 by Exempt Resolution No. 132/2020.

c. Tariff Revisions and Supply Processes

c.1  Distribution Price-Setting 2016 - 2020

The price-setting process for the 2016-2020 period culminated on August 24, 2017 with the publication of Decree No. 11T/2016 in the Official Gazette, which establishes the distribution rate formulas effective from November 4, 2016.

On September 28, 2018, the Ministry of Energy Decree No. 5T went into effect, updating Decree No. 11T/2016 by the same Ministry and modifying the electricity rates in force for the distribution segment until the next price-setting process.

On July 26, 2019, through Ordinary Official Letter No. 15699/2019, the SEF instructed a plan of action to apply the adjustment indicated in the CNE Ordinary Official Letter No. 490/2019, with respect to the Ministry of Energy Decree No. 5T/2018. The adjustment was effective retroactively from September 28, 2018.

The final customer rates that have governed during 2020 are determined according to the following decrees and resolutions:

i)

Decree No. 11T/2016, which establishes the rate formulas applicable to electricity supply subject to regulated prices, published in the Official Gazette on August 24, 2017, was effective retroactively from November 4, 2016.

ii)

Decree No. 2T/2018, which establishes the rate formulas applicable to electricity supply subject to regulated prices, published in the Official Gazette on June 27, 2018, and which is effective for the four-year period from November 2016 to November 2020.

iii)

Decree No. 5T/2018, which establishes the rate formulas applicable to electricity supply subject to regulated prices as indicated in Decree No. 11T of 2016, published in the Official Gazette on September 28, 2018, and which was effective from the date of publication.

iv)

SEF Ordinary Official Letter No. 15699/2019, which instructs the action plan for the adjustment informed in CNE Ordinary Official Letter No. 490/2019, with respect to the Ministry of Energy Decree No. 5T/2018, effective retroactively from September 28, 2018 to November 3, 2020.

v)

Decree No. 6T/2017, which establishes the Annual Value by Bracket for Zonal and Dedicated Transmission Facilities used by users subject to price regulation, its rates and indexing formulas for 2018-2019, published by the Ministry of Energy in the Official Gazette on October 5, 2018, and effective from January 1, 2018 to December 31, 2019.

vi)	Price Decrees:

-  Average Regulated Prices:

On May 6, 2019, the Ministry of Energy published Decree No. 20T/2018 in the Official Gazette, which establishes the average regulated prices in the national electricity system, as well as the adjustments and surcharges upon application of the Residential Rate Equality Mechanism, effective retroactively as of January 1, 2019.

On October 5, 2019, the Ministry of Energy published Decree No. 7T/2019 in the Official Gazette, which establishes the average regulated prices in the national electricity system, as well as the adjustments and surcharges upon application of the Residential Rate Equality Mechanism, effective retroactively from July 1, 2019.

On November 2, 2019, the Ministry of Energy published Law No. 21,185, which creates a Transitory mechanism to stabilize electricity prices for customers subject to rate regulation. Article 5 of this Law repeals Decree 7T/2019, and extends the effective term of Decree No. 20T/2018 from its original effective date until the publication of the subsequent average regulated price decree.

On November 2, 2020, the Ministry of Energy published Decree No. 6T/2020 in the Official Gazette, which establishes the average regulated prices in the national electricity system, as well as the adjustment factor for application of the price stabilization transitory mechanism considered in Law No. 21,185, effective from January 1, 2020. Given the price stabilization mechanism, the publication of this decree had no effect on the final regulated customer rate.

- Short Term Regulated Prices

On October 23, 2019, the Ministry of Energy published Decree No. 9T/2019, which establishes the regulated prices for electricity supply, effective retroactively from October 1, 2019.

On April 7, 2020, the Ministry of Energy published Decree No. 2T/2020, which establishes the regulated prices for electricity supply, effective from April 1, 2020.

On December 3, 2020, the Ministry of Energy published Decree No. 12T/2020, which establishes the regulated prices for electricity supply, effective from October 1, 2020.

c.2 Distribution Price Setting 2020-2024

Through Exempt Resolution No. 24 of January 21, 2020, the CNE published the Preliminary Technical Terms and Conditions for calculating the components of the Added Value of Distribution for the 2020-2024 period, and the Cost Study on electricity supply-related services, initiating the distribution price setting process for the corresponding four-year period.

In compliance with the process phases established by law, the interested parties made observations on the terms and conditions and submitted discrepancies to the Panel of Experts. Then, on June 11, 2020, the CNE published the Final Technical Terms and Conditions in Exempt Resolution No. 195.

On July 17, 2020, Exempt Resolution No. 256 constituted the Cost Studies Committee established in article 183 bis of the General Law of Electricity Services. Through Exempt Resolutions No. 336 and 366 of September 1, 2020 and September 24, 2020, respectively, updates were incorporated to Exempt Resolution No. 256 regarding the primary and alternate representatives.

On August 18, 2020, the CNE informed that the Added Value of Distribution 2020-2024 study had been awarded to the company INECON, which was the fourth bid awarded for this type of study.

On November 17, 2020, Progress Report No. 1 of the study was submitted, and Exempt Resolution No. 4 of January 4, 2021 extended the deadlines for Progress Report No. 2 and the Final Report to February 8, 2021 and March 8, 2021, respectively.

c.3 Price Setting for Distribution-Related Services

On July 24, 2018, the Ministry of Energy published Decree No. 13T/2018 in the Official Gazette, which establishes the prices of Services other than energy supply related to electricity distribution. These prices were effective from the date of publication of said decree and are still in force to date.

According to legislation, a new price-setting process for Services other than energy supply related to electricity distribution shall be performed at the same time as the Distribution Price Setting for 2020-2024.

c.4 Zonal Transmission Price Setting

On October 5, 2018, the Ministry of Energy published Decree No. 6T/2017, which establishes the annual value by bracket of zonal and dedicated transmission facilities used by users subject to price regulation, its rates and indexing formulas for 2018-2019.

c.5 Zonal Transmission Price Setting 2020-2023

Within the framework of the Transmission Price Setting 2020-2023, the following processes are performed: Rating of Transmission System Facilities, Determination of the Useful Life of Transmission Facilities, and Definition of the Technical and Administrative Terms and Conditions for the Transmission Facilities Appraisal Study.

In this context, for the purposes of the Rating of Transmission System Facilities for the 2020-2023 period, in late 2017 the Regulator issued a preliminary technical report defining which transmission facilities correspond to each segment (National, Zonal and Dedicated). In compliance with the phases established by law, on April 9, 2019, the CNE issued the Final Technical Report through Exempt Resolution No. 244.

In addition, for the purposes of determining the Useful Life of Transmission Facilities, on June 5, 2018, the CNE approved the Final Technical Report to determine Useful Lives, through Exempt Resolution No. 412.

Finally, for the purposes of defining the Technical and Administrative Terms and Conditions for the Transmission Facilities Appraisal Study, the CNE published the Preliminary Technical and Administrative Terms and Conditions at the end of 2017. In general terms, this document governs the process for engaging the price study and defines the rules for performing a price study for all transmission, defining bids for two studies: one for National Facilities and another for Zonal and Dedicated Facilities.

In compliance with the phases considered by Law, the CNE issued Exempt Resolution No. 272 on April 26 2019 which approved the Final Technical and Administrative Terms and Conditions for the Transmission Facilities Appraisal Study. On December 11, 2019, the CNE issued Exempt Resolution No. 766 to correct the previous resolution.

In compliance with the phases considered by Law, the CNE constituted a Committee for awarding and overseeing the transmission facilities appraisal studies, through Exempt Resolution No. 271 of April 26, 2019. Additionally, and through Exempt Resolution No. 678 of October 4, 2019, it approved the Service Provision Agreement for the performance of the National Transmission Study, while on January 7, 2020, it approved the Service Provision Agreement for the Zonal and Dedicated Transmission Study.

With respect to the facilities appraisal studies, the Final Report on the National Transmission System was submitted in October 2020, with a Public Hearing on November 13, 2020. In November 2020, the Final Report for the Zonal and Dedicated Transmission System was submitted, with a Public Hearing on December 2, 2020.

c.6 Supply Bids (regulated PPAs)

Under the new bids law, three processes have been carried out: Supply Bid 2015/01, Supply Bid 2015/02 and Supply Bid 2017/01. Likewise, the CNE informed the start of a fourth processed entitled Supply Bid 2019/01.

The 2015/02 process began in June 2015 and concluded in October of the same year with the awarding of 3 blocks of 1.2 TWh/year (100%) and an average bid price of US$ 79.30/MWh.

The 2015/01 process began in May 2015 with the Call for Proposals, and ended in July 2016 with the awarding of 5 energy blocks, for a total of 12.4 TWh/year (100%) to 84 companies at an average bid price of US$ 47.60/MWh, and incorporating new participants into the market. The most successful bidder in the 2015/01 process was Enel Generación Chile, which was awarded supply contracts in the amount of 5.9 TWh/year, representing 47.6% of the total bid.

The 2017/01 process began in January 2017 with the Call for Proposals, and ended in November 2017 with the awarding of a total of 2,200 GWh/year (100%) to 5 companies at an average bid price of US$ 32.50/MWh.

As in the previous process, the most successful bidder was Enel Generación Chile, which was awarded supply contracts in the amount of 1.2 TWh/year, representing 54% of the total bid.

A future bid process (2021/01) is considered for the supply period between 2026 and 2040, for an annual volume of 2,310 GWh. The deadline for the presentation of bids is May 28, 2021.